Pledged Assets and Collateral (Assets Mortgaged, Pledged, or Otherwise Subject to Lien) (Detail) ¥ in Millions	Sep. 30, 2025 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 34,291,487
Trading account securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	14,483,450
Investment securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	10,900,728
Loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	8,883,209
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 24,100